36. RELATED PARTIES´ TRANSACTIONS (Details 5) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Finance income	$ 1,432	$ 849	$ 331
Total related parties
Disclosure of transactions between related parties [line items]
Finance income	65	24	0
TGS
Disclosure of transactions between related parties [line items]
Finance income	$ 65	$ 24	$ 0